GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2021	2020
Balance at beginning of year	$175,545	$154,381
Goodwill acquired (note 5(a) and 5(b))	—	11,076
Foreign currency translation adjustments	(8,166)	10,088
	$167,379	$175,545

IoT Solutions	$70,747	$78,418
Enterprise Solutions	96,632	97,127
	$167,379	$175,545